STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Warrant) (Details) (USD $)	1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				2 Months Ended	1 Months Ended
	Mar. 31, 2013	May 31, 2012	Jan. 31, 2012	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jan. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Jan. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Jul. 31, 2013 Director [Member]	May 31, 2013 Director [Member]	Dec. 31, 2011 Director [Member]	Jul. 31, 2011 Director [Member]	Aug. 30, 2013 Director [Member]	Jul. 31, 2013 Chief Operating Officer [Member]	May 31, 2013 Chief Operating Officer And Principle Stockholder [Member]	Sep. 30, 2012 Private Placement Five Year Warrants [Member] Director [Member]	Sep. 30, 2012 Private Placement Five Year Warrants [Member] Investor Relations Firm [Member]	May 31, 2013 Private Placement Five Year Warrants [Member] Chief Operating Officer And Principle Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				525,000							50,000							350,000	50,000	312,500
Granted, exercise price							$ 1.25	$ 1.25	$ 1.60	$ 1.75	$ 1.30							$ 0.63	$ 0.63	$ 1.25
Warrants issued, volatility rate																91.46%		90.09%	90.09%
Warrants issued, expected term, years																		2 years 6 months	5 years
Discount rate											1.37%					1.40%		0.32%	0.70%
Fair value																$ 311,949		$ 115,883	$ 21,787
Proceeds from exercise of warrants			42,500		910,000	65,000							65,000
Exercised	45,000		85,000		1,820,000								130,000
Exercised options, exercise price	$ 1.57		$ 1.5		$ 0.50								$ 0.50		$ 0.96
Cost of repricing warrants to induce exercise			$ 11,919		$ 70,491	$ 17,753							$ 5,834
Market value of warrants	$ 1.25		$ 0.50										$ 1.50
Exercise rescission														45,000
Exercise recission, exercise price														$ 1.25
Warrants expired		150,000			1,425,000							344,058					150,000
Options expired, exercise price		$ 1.50			$ 1.60							$ 1.05					$ 1.5
Common Stock Issued In Connection With Cashless Exercise Of Warrants	9,171